Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit Before Tax	$ 3,916	$ 1,548	$ 1,993
Finance income and expense	1,219	1,260	1,281
Share of after-tax losses of associates and joint ventures	27	116	113
Depreciation, amortisation and impairment	3,149	3,762	3,753
Increase in trade and other receivables	(739)	(898)	(523)
Increase in inventories	(621)	(316)	(13)
(Decrease)/increase in trade and other payables and provisions	1,721	868	(103)
Gains on disposal of intangible assets	(1,030)	(1,243)	(1,885)
Fair value movements on contingent consideration arising from business combinations	(272)	(614)	(495)
Non-cash and other movements	(276)	378	(290)
Cash generated from operations	7,094	4,861	3,831
Interest paid	(733)	(774)	(676)
Tax paid	(1,562)	(1,118)	(537)
Net cash inflow from operating activities	4,799	2,969	2,618
Cash flows from investing activities
Payment of contingent consideration from business combinations	(822)	(709)	(349)
Purchase of property, plant and equipment	(961)	(979)	(1,043)
Disposal of property, plant and equipment	106	37	12
Purchase of intangible assets	(1,645)	(1,481)	(328)
Disposal of intangible assets	951	2,076	2,338
Movement in profit participation liability	40	150
Purchase of non-current asset investments	(119)	(13)	(102)
Disposal of non-current asset investments	1,381	18	24
Movement in short-term investments, fixed deposits and other investing instruments	745	194	405
Payments to associates and joint ventures	(8)	(74)	(187)
Interest received	47	124	193
Net cash outflow from investing activities	(285)	(657)	963
Net cash inflow before financing activities	4,514	2,312	3,581
Cash flows from financing activities
Proceeds from issue of share capital	30	3,525	34
Issue of loans	2,968	500	2,971
Repayment of loans	(1,609)	(1,500)	(1,400)
Dividends paid	(3,572)	(3,592)	(3,484)
Hedge contracts relating to dividend payments	(101)	4	(67)
Repayment of obligations under leases	(207)	(186)
Movement in short-term borrowings	288	(516)	(98)
Net cash inflow/(outflow) from financing activities	(2,203)	(1,765)	(2,044)
Net increase in cash and cash equivalents in the period	2,311	547	1,537
Cash and cash equivalents at the beginning of the period	5,223	4,671	3,172
Exchange rate effects	12	5	(38)
Cash and cash equivalents at the end of the period	7,546	5,223	4,671
Cash and cash equivalents	7,832	5,369	4,831
Overdrafts	$ (286)	$ (146)	$ (160)